UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Legg Mason Variable Lifestyle Allocation 85%
(Formerly Known as Legg Mason Partners Variable Lifestyle Allocation 85%)
Legg Mason Variable Lifestyle Allocation 70%
(Formerly Known as Legg Mason Partners Variable Lifestyle Allocation 70%)
Legg Mason Variable Lifestyle Allocation 50%
(Formerly Known as Legg Mason Partners Variable Lifestyle Allocation 50%)
FORM N-Q
OCTOBER 31, 2009

Legg Mason Variable Lifestyle Allocation 85%

Schedules of Investments (unaudited)	October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.7%
122,825	Legg Mason Capital Management Value Trust, Inc., Class I Shares *	$4,873,708
691,047	Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	8,396,221
	Legg Mason Partners Equity Trust:
1,343,761	Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	11,502,592
54,987	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares *	4,646,932
906,443	Legg Mason ClearBridge Appreciation Fund, Class IS Shares	10,578,184
422,154	Legg Mason ClearBridge Fundamental Value Fund, Class IS Shares	4,901,213
248,536	Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares *	4,185,350
493,685	Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares *	6,190,807
1,062,486	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	8,106,766
666,032	The Royce Fund — Royce Value Fund, Institutional Class Shares *	6,167,457
	Western Asset Funds Inc.:
435,864	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	4,240,952
407,553	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	4,128,509
542,761	Western Asset High Yield Portfolio, Institutional Select Class Shares	4,494,059

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $94,718,068)	82,412,750

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$240,000	Interest in $499,994,000 joint tri-party repurchase agreement dated 10/30/09 with RBS Securities Inc., 0.070% due 11/2/09; Proceeds at maturity — $240,001; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 12/9/09 to 4/23/29; Market value — $244,800) (Cost — $240,000)	240,000

	TOTAL INVESTMENTS — 100.0% (Cost — $94,958,068#)	82,652,750
	Liabilities in Excess of Other Assets — 0.0%	(13,505)

	TOTAL NET ASSETS — 100.0%	$82,639,245

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Variable Lifestyle Allocation 70%

Schedules of Investments (unaudited) (continued)	October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.8%
101,004	Legg Mason Capital Management Value Trust, Inc., Class I Shares *	$4,007,846
424,319	Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	5,155,479
873,373	Legg Mason Partners Equity Trust: Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	7,476,073
48,415	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares *	4,091,564
644,218	Legg Mason ClearBridge Appreciation Fund, Class IS Shares	7,518,024
353,169	Legg Mason ClearBridge Fundamental Value Fund, Class IS Shares	4,100,295
195,970	Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares *	3,300,130
258,303	Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares *	3,239,120
677,773	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	5,171,408
354,568	The Royce Fund — Royce Value Fund, Institutional Class Shares *	3,283,302
723,749	Western Asset Funds Inc.: Western Asset Absolute Return Portfolio, Institutional Select Class Shares	7,042,077
1,052,145	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	10,658,233
453,157	Western Asset High Yield Portfolio, Institutional Select Class Shares	3,752,142

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $79,607,884)	68,795,693

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
$169,000	Interest in $150,053,000 joint tri-party repurchase agreement dated 10/30/09 with Deutsche Bank Securities Inc., 0.060% due 11/2/09; Proceeds at maturity — $169,001; (Fully collateralized by various U.S. government agency obligations, 3.000% to 5.500% due 8/20/12 to 9/3/13; Market value — $172,381) (Cost — $169,000)	169,000

	TOTAL INVESTMENTS — 100.0% (Cost — $79,776,884#)	68,964,693
	Liabilities in Excess of Other Assets — 0.0%	(28,150)

	TOTAL NET ASSETS — 100.0%	$68,936,543

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Variable Lifestyle Allocation 50%

Schedules of Investments (unaudited) (continued)	October 31, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.7%
150,684	Legg Mason Capital Management Value Trust, Inc., Class I Shares *	$5,979,124
477,027	Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	5,795,879
987,940	Legg Mason Partners Equity Trust: Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	8,456,770
66,496	Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares *	5,619,589
622,126	Legg Mason ClearBridge Appreciation Fund, Class IS Shares	7,260,209
530,016	Legg Mason ClearBridge Fundamental Value Fund, Class IS Shares	6,153,484
366,532	Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares *	6,172,399
306,381	Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares *	3,842,014
781,053	Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	5,959,435
464,542	The Royce Fund — Royce Value Fund, Institutional Class Shares *	4,301,656
1,666,601	Western Asset Funds Inc.: Western Asset Absolute Return Portfolio, Institutional Select Class Shares	16,216,032
3,712,311	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	37,605,706
1,115,081	Western Asset High Yield Portfolio, Institutional Select Class Shares	9,232,871

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.7% (Cost — $131,389,615#)	122,595,168

	Other Assets in Excess of Liabilities — 0.3%	380,970

	TOTAL NET ASSETS — 100.0%	$122,976,138

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Variable Lifestyle Allocation 85% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 85%) (“Lifestyle Allocation 85%”), Legg Mason Variable Lifestyle Allocation 70% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 70%) (“Lifestyle Allocation 70%”) and Legg Mason Variable Lifestyle Allocation 50% (formerly known as Legg Mason Partners Variable Lifestyle Allocation 50%) (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager.
The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios value these securities at fair value as determined in accordance with the procedures approved by the Portfolios’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolios have adopted Financial Accounting Standards Board Codification Topic 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolios’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.
The following is a summary of the inputs used in valuing Lifestyle Allocation 85%’s assets carried at fair value:

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Description†	(Level 1)	(Level 2)	(Level 3)	Total

Investments in underlying funds	$82,412,750	—	—	$82,412,750
Short-term investment	—	$240,000	—	240,000

Total investments	$82,412,750	$240,000	—	$82,652,750

Notes to Schedules of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.
The following is a summary of the inputs used in valuing Lifestyle Allocation 70%’s assets carried at fair value:

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Description†	(Level 1)	(Level 2)	(Level 3)	Total

Investments in underlying funds	$68,795,693	—	—	$68,795,693
Short-term investment	—	$169,000	—	169,000

Total investments	$68,795,693	$169,000	—	$68,964,693

†	See Schedule of Investments for additional detailed categorizations.
The following is a summary of the inputs used in valuing Lifestyle Allocation 50%’s assets carried at fair value:

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Description†	(Level 1)	(Level 2)	(Level 3)	Total

Investments in underlying funds	$122,595,168	—	—	$122,595,168

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At October 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized	Gross unrealized	Net unrealized
	appreciation	depreciation	depreciation

Lifestyle Allocation 85%	$2,616,731	$(14,922,049)	$(12,305,318)
Lifestyle Allocation 70%	2,263,181	(13,075,372)	(10,812,191)
Lifestyle Allocation 50%	1,543,068	(10,337,515)	(8,794,447)

3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.
At October 31, 2009, the Portfolios did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: December 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: December 23, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: December 23, 2009